MML SERIES INVESTMENT FUND

MML Global Fund

Supplement dated June 30, 2016 to the

Prospectus dated May 1, 2016 and the

Summary Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the following information replaces similar information for the MML Global Fund under the heading Portfolio Managers in the section titled Management (Page 29 of the Prospectus):

David R. Mannheim is an Investment Officer and Portfolio Manager at MFS. He has managed the Fund since May 2009. MFS anticipates that Mr. Mannheim will retire as a Portfolio Manager of the Fund at a date between June 2017 and June 2018.

Ryan P. McAllister is an Investment Officer and Portfolio Manager at MFS. He will manage the Fund effective September 30, 2016.

Roger Morley is an Investment Officer and Portfolio Manager at MFS. He has managed the Fund since May 2009.

Effective immediately, the following information replaces similar information found on page 97 of the Prospectus for Massachusetts Financial Services Company (“MFS”) related to the MML Global Fund under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

David R. Mannheim

is a portfolio manager of the MML Global Fund. Mr. Mannheim is an Investment Officer of MFS and has been employed in the investment area of MFS since 1988. MFS anticipates that Mr. Mannheim will retire as portfolio manager of the Fund at a date between June 2017 and June 2018.

Ryan P. McAllister

will become a portfolio manager of the MML Global Fund effective September 30, 2016. Mr. McAllister is an Investment Officer of MFS and has been employed in the investment area of MFS since 2007.

Roger Morley

is a portfolio manager of the MML Global Fund. Mr. Morley is an Investment Officer of MFS and has been employed in the investment area of MFS since 2002.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-16-03

GL-16-01